UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04604

        Credit Suisse Capital Funds
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Small Cap Value Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (93.1%)
Aerospace & Defense (0.5%)
DRS Technologies, Inc.	40,700	$2,022,383

Agriculture (1.4%)
Delta and Pine Land Co.	232,100	5,463,634

Auto Components (4.9%)
Accuride Corp.*§	535,400	6,879,890
American Axle & Manufacturing Holdings, Inc.§	94,100	1,749,319
Modine Manufacturing Co.	146,800	3,978,280
Proliance International, Inc.*§	294,598	1,502,450
Visteon Corp.*§	868,500	4,559,625

		18,669,564

Banks (10.5%)
Alabama National Bancorp.§	80,100	5,568,552
First Niagara Financial Group, Inc.	380,200	5,246,760
Independent Bank Corp./MA§	124,300	3,665,607
NewAlliance Bancshares, Inc.*	300,100	4,369,456
Partners Trust Financial Group, Inc.§	301,900	3,562,420
Prosperity Bancshares, Inc.§	138,600	4,037,418
Provident Financial Services, Inc.	299,500	5,480,850
Sun Bancorp, Inc.*	177,200	3,466,032
Webster Financial Corp.	90,500	4,262,550

		39,659,645

Chemicals (1.3%)
Chemtura Corp.	384,400	4,831,908

Commercial Services & Supplies (4.5%)
Banta Corp.	135,100	6,906,312
Viad Corp.*	155,100	4,415,697
Watson Wyatt Worldwide, Inc. Class A§	182,600	5,558,344

		16,880,353

Construction & Engineering (1.7%)
EMCOR Group, Inc.*	77,900	6,389,358

Containers & Packaging (4.0%)
AptarGroup, Inc.	155,800	8,793,352
Crown Holdings, Inc.*	338,600	6,335,206

		15,128,558

Distribution & Wholesale (1.5%)
Spectrum Brands, Inc.*§	307,900	5,822,389

Diversified Financials (4.3%)
Apollo Investment Corp.	222,500	4,056,175
Assured Guaranty, Ltd.	174,600	4,447,062
National Financial Partners Corp.	109,200	5,843,292
Patriot Capital Funding, Inc.	152,600	1,953,280

		16,299,809

	Number of
	Shares	Value

Diversified Telecommunication Services (2.3%)
Eschelon Telecom, Inc.*	141,100	$1,794,792
General Communication, Inc.*§	366,500	3,976,525
Iowa Telecommunications Services, Inc.§	183,000	3,089,040

		8,860,357

Electric Utilities (1.6%)
Empire District Electric Co.§	129,300	2,876,925
OGE Energy Corp.	120,500	3,271,575

		6,148,500

Electrical Equipment (1.8%)
Brady Corp.	167,100	6,645,567

Electronic Equipment & Instruments (3.9%)
Electro Scientific Industries, Inc.*	159,200	4,054,824
Roper Industries, Inc.	80,300	3,240,105
Varian, Inc.*	135,100	5,183,787
Woodhead Industries, Inc.§	168,700	2,419,158

		14,897,874

Food & Drug Retailing (1.6%)
Ruddick Corp.	259,800	6,003,978

Food Products (0.9%)
Sensient Technologies Corp.	173,800	3,295,248

Gas Utilities (1.8%)
National Fuel Gas Co.	104,300	3,431,470
WGL Holdings, Inc.§	106,100	3,308,198

		6,739,668

Healthcare Equipment & Supplies (2.0%)
Arrow International, Inc.§	87,400	2,796,800
Invacare Corp.	140,200	4,849,518

		7,646,318

Healthcare Providers & Services (3.0%)
Centene Corp.*	52,900	1,390,741
LifePoint Hospitals, Inc.*§	188,300	5,809,055
Service Corp. International*§	509,700	4,169,346

		11,369,142

Hotels, Restaurants & Leisure (2.7%)
Landry’s Restaurants, Inc.§	192,500	5,898,200
Marcus Corp.§	179,475	4,319,963

		10,218,163

Household Products (0.3%)
Prestige Brands Holdings, Inc.*§	94,200	1,170,906

Industrial Conglomerates (2.6%)
Carlisle Companies, Inc.	83,100	5,767,971
Teleflex, Inc.§	63,400	3,998,638

		9,766,609

	Number of
	Shares	Value

Insurance (4.9%)
Argonaut Group, Inc.*§	146,800	$5,218,740
Hanover Insurance Group, Inc.	116,000	5,620,200
Platinum Underwriters Holdings, Ltd.§	184,100	5,642,665
ProAssurance Corp.*	36,100	1,847,959

		18,329,564

Internet Software & Services (1.0%)
NETGEAR, Inc.*	202,000	3,660,240

IT Consulting & Services (1.5%)
CACI International, Inc. Class A*	102,000	5,824,200

Machinery (5.3%)
Albany International Corp. Class A	94,300	3,489,100
Briggs & Stratton Corp.§	145,200	5,051,508
ESCO Technologies, Inc.*	85,500	4,201,470
The Manitowoc Company, Inc.	111,100	7,388,150

		20,130,228

Media (4.5%)
Harte-Hanks, Inc.	180,900	5,133,942
Salem Communications Corp. Class A*§	284,900	4,370,366
Source Interlink Companies, Inc.*§	659,800	7,356,770

		16,861,078

Metals & Mining (0.5%)
James River Coal Co.*§	48,100	2,046,655

Multiline Retail (1.0%)
Bon-Ton Stores, Inc.§	174,700	3,680,929

Oil & Gas (7.9%)
Comstock Resources, Inc.*	150,000	4,800,000
Denbury Resources, Inc.*	143,400	4,269,018
Forest Oil Corp.*	94,200	4,851,300
Houston Exploration Co.*	66,600	4,135,194
KCS Energy, Inc.*§	267,800	7,774,234
Range Resources Corp.	131,050	3,914,464

		29,744,210

Real Estate (2.3%)
Affordable Residential Communities§	196,000	1,860,040
Eagle Hospitality Properties Trust, Inc.	380,600	3,242,712
RAIT Investment Trust	138,400	3,752,024

		8,854,776

Road & Rail (1.4%)
Laidlaw International, Inc.	189,000	5,140,800

Semiconductor Equipment & Products (0.8%)
Credence Systems Corp.*§	205,500	1,798,125
Photronics, Inc.*	70,000	1,262,800

		3,060,925

Textiles & Apparel (2.9%)
Hartmarx Corp.*§	71,400	608,328
Tommy Hilfiger Corp.*	338,800	5,590,200
Warnaco Group, Inc.*	191,200	4,745,584

		10,944,112

	Number of
	Shares	Value

TOTAL COMMON STOCKS (Cost $262,277,301)		$352,207,648

SHORT-TERM INVESTMENTS (23.7%)
State Street Navigator Prime Fund§§	64,500,725	64,500,725
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 25,022	25,022,000

TOTAL SHORT-TERM INVESTMENTS (Cost $89,522,725)		89,522,725

TOTAL INVESTMENTS AT VALUE (116.8%) (Cost $351,800,026)		441,730,373
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.8%)		(63,627,395)

NET ASSETS (100.0%)		$378,102,978

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $351,800,026, $95,099,194, $(5,168,848) and $89,930,346, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Large Cap Value Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (4.4%)
L-3 Communications Holdings, Inc.	73,300	$5,938,766
United Technologies Corp.	160,200	9,350,874

		15,289,640

Banks (14.3%)
Bank of America Corp.	293,649	12,988,096
Bank of New York Company, Inc.	173,700	5,525,397
Hudson City Bancorp, Inc.	283,179	3,517,088
Mellon Financial Corp.	76,100	2,684,047
Mercantile Bankshares Corp.§	97,800	3,711,510
North Fork Bancorporation, Inc.	157,000	4,038,040
U.S. Bancorp	180,000	5,383,800
Wells Fargo & Co.	179,700	11,206,092

		49,054,070

Beverages (1.0%)
Coca-Cola Co.	84,800	3,509,024

Building Products (1.4%)
American Standard Companies, Inc.	133,800	4,816,800

Chemicals (1.5%)
Du Pont (E. I.) de Nemours & Co.	128,900	5,046,435

Computers & Peripherals (2.7%)
Dell, Inc.*	57,000	1,670,670
International Business Machines Corp.	95,000	7,723,500

		9,394,170

Diversified Financials (10.4%)
American Express Co.	39,700	2,082,265
Capital One Financial Corp.	53,000	4,414,900
Citigroup, Inc.	211,900	9,870,302
Freddie Mac	90,300	6,127,758
Lehman Brothers Holdings, Inc.	38,600	5,421,370
Morgan Stanley	58,700	3,607,115
SLM Corp.	76,900	4,303,324

		35,827,034

Diversified Telecommunication Services (4.0%)
ALLTEL Corp.	70,900	4,256,127
AT&T, Inc.	207,100	5,374,245
Sprint Nextel Corp.	176,400	4,037,796

		13,668,168

Electric Utilities (2.5%)
Dominion Resources, Inc.	22,200	1,676,766
Exelon Corp.	61,100	3,508,362
TXU Corp.	67,800	3,433,392

		8,618,520

Electrical Equipment (1.3%)
Emerson Electric Co.	56,500	4,375,925

	Number of
	Shares	Value

Energy Equipment & Services (2.9%)
Halliburton Co.	53,200	$4,232,060
Weatherford International, Ltd.*	131,200	5,875,136

		10,107,196

Food Products (1.5%)
Kellogg Co.	119,700	5,135,130

Healthcare Providers & Services (2.4%)
Aetna, Inc.	86,900	8,411,920

Hotels, Restaurants & Leisure (1.3%)
McDonald’s Corp.	127,600	4,467,276

Household Products (1.6%)
Procter & Gamble Co.	91,100	5,395,853

Industrial Conglomerates (3.7%)
General Electric Co.	232,100	7,601,275
Tyco International, Ltd.	201,400	5,246,470

		12,847,745

Insurance (6.3%)
Allstate Corp.	76,800	3,997,440
Hartford Financial Services Group, Inc.	120,800	9,933,384
St. Paul Travelers Companies, Inc.	168,800	7,660,144

		21,590,968

Machinery (2.2%)
Deere & Co.	76,700	5,503,992
ITT Industries, Inc.	19,200	1,968,000

		7,471,992

Media (2.0%)
Time Warner, Inc.	382,100	6,698,213

Multiline Retail (2.3%)
J.C. Penney Company, Inc.	70,300	3,922,740
Kohl’s Corp.*	92,200	4,092,758

		8,015,498

Oil & Gas (12.9%)
Apache Corp.	48,900	3,693,417
Chevron Corp.	192,100	11,406,898
ConocoPhillips	131,700	8,520,990
Exxon Mobil Corp.	186,300	11,690,325
Newfield Exploration Co.*	74,000	3,877,600
Noble Energy, Inc.	109,600	5,072,288

		44,261,518

Personal Products (0.7%)
Avon Products, Inc.	89,300	2,528,976

Pharmaceuticals (7.5%)
Johnson & Johnson	125,500	7,221,270
Mylan Laboratories, Inc.§	180,300	3,551,910
Pfizer, Inc.	379,900	9,755,832
Wyeth	115,900	5,360,375

		25,889,387

	Number of
	Shares	Value

Semiconductor Equipment & Products (0.7%)
Applied Materials, Inc.	130,700	$2,489,835

Software (1.6%)
Microsoft Corp.	190,200	5,354,130

Specialty Retail (3.8%)
Best Buy Company, Inc.	51,600	2,614,056
Home Depot, Inc.	149,200	6,050,060
Office Depot, Inc.*	134,400	4,455,360

		13,119,476

Tobacco (2.4%)
Altria Group, Inc.	113,400	8,203,356

TOTAL COMMON STOCKS (Cost $271,514,999)		341,588,255

SHORT-TERM INVESTMENTS (0.3%)
State Street Navigator Prime Fund§§	312,453	312,453
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 697	697,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,453)		1,009,453

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $272,524,452)		342,597,708
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		1,281,177

NET ASSETS (100.0%)		$343,878,885

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $272,524,452, $72,223,279, $(2,150,023) and $70,073,256, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Credit Suisse Capital Funds

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006